Legal, competition and regulatory matters (Narrative) (Details) £ in Millions, $ in Millions	1 Months Ended						3 Months Ended	6 Months Ended			12 Months Ended			48 Months Ended
	Mar. 31, 2018 GBP (£)	Nov. 30, 2017 GBP (£)	Jan. 31, 2017 GBP (£)	Feb. 28, 2016 GBP (£)	Sep. 30, 2013 GBP (£)	Oct. 31, 2008 GBP (£)	Dec. 31, 2017 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 GBP (£)	Dec. 31, 2015 GBP (£) lawsuits	Dec. 31, 2012 GBP (£)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 GBP (£)	Nov. 30, 2008 GBP (£)
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								£ 68.0		£ 1,627.0
Investigations into certain advisory services agreements and other matters and civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								The UK Serious Fraud Office (SFO), the Financial Conduct Authority (FCA), the US Department of Justice (DoJ) and the US Securities and Exchange Commission (SEC) have been conducting investigations into two advisory services agreements entered into by Barclays Bank PLC. These agreements were entered into with Qatar Holding LLC in June and October 2008 (the Agreements). The FCA commenced an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings). The existence of the June 2008 advisory services agreement was disclosed, but the entry into the advisory services agreement in October 2008 and the fees payable under the Agreements, which amounted to a total of £322m payable over a period of five years, were not disclosed in the announcements or public documents relating to the Capital Raisings. The SFO also commenced an investigation into the Agreements and into a $3bn loan (the Loan) provided by Barclays Bank PLC in November 2008 to the State of Qatar. In May 2018, the Crown Court dismissed all charges against Barclays PLC and Barclays Bank PLC brought by the SFO, and in October 2018, the High Court denied the SFO’s application to reinstate the charges, which were consequently dismissed.	The UK Serious Fraud Office (SFO), the Financial Conduct Authority (FCA), the US Department of Justice (DoJ) and the US Securities and Exchange Commission (SEC) have been conducting investigations into two advisory services agreements entered into by Barclays Bank PLC. These agreements were entered into with Qatar Holding LLC in June and October 2008 (the Agreements). The FCA commenced an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings). The existence of the June 2008 advisory services agreement was disclosed, but the entry into the advisory services agreement in October 2008 and the fees payable under the Agreements, which amounted to a total of £322m payable over a period of five years, were not disclosed in the announcements or public documents relating to the Capital Raisings. The SFO also commenced an investigation into the Agreements and into a $3bn loan (the Loan) provided by Barclays Bank PLC in November 2008 to the State of Qatar. In May 2018, the Crown Court dismissed all charges against Barclays PLC and Barclays Bank PLC brought by the SFO, and in October 2018, the High Court denied the SFO’s application to reinstate the charges, which were consequently dismissed.
Service agreement fees payable						£ 322.0
Advisory service fees payable, term						5 years
Loans to government															£ 3,000.0
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. The financial penalty provided in the FCA’s Notices and the amount of PCP’s claim do not necessarily reflect Barclays’ potential financial exposure in respect of these matters.	It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. The financial penalty provided in the FCA’s Notices and the amount of PCP’s claim do not necessarily reflect Barclays’ potential financial exposure in respect of these matters.
FCA Proceedings and other investigations [Member]
Disclosure of contingent liabilities [line items]
Loss contingency, Financial penalty warning					£ 50.0
Civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2016, PCP Capital Partners LLP and PCP International Finance Limited (PCP) served a claim on Barclays Bank PLC seeking damages for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. PCP seeks damages of approximately £1.6bn (plus interest from November 2017) and costs. Barclays Bank PLC is defending the claim and trial is scheduled to commence in June 2020.	In 2016, PCP Capital Partners LLP and PCP International Finance Limited (PCP) served a claim on Barclays Bank PLC seeking damages for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. PCP seeks damages of approximately £1.6bn (plus interest from November 2017) and costs. Barclays Bank PLC is defending the claim and trial is scheduled to commence in June 2020.
Loss Contingency, Damages Sought, claimed amounts, Value		£ 1,600.0
Investigations into LIBOR and other benchmarks [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2012, the DoJ and SEC commenced investigations in relation to whether certain relationships with third parties who assist Barclays PLC to win or retain business are compliant with the US Foreign Corrupt Practices Act. Various regulators in other jurisdictions are also being briefed on the investigations. Separately, Barclays has been cooperating with the DoJ and SEC in relation to an investigation into certain of its hiring practices in Asia and elsewhere and is keeping certain regulators in other jurisdictions informed. Barclays is in advanced discussions to resolve this matter.	In 2012, the DoJ and SEC commenced investigations in relation to whether certain relationships with third parties who assist Barclays PLC to win or retain business are compliant with the US Foreign Corrupt Practices Act. Various regulators in other jurisdictions are also being briefed on the investigations. Separately, Barclays has been cooperating with the DoJ and SEC in relation to an investigation into certain of its hiring practices in Asia and elsewhere and is keeping certain regulators in other jurisdictions informed. Barclays is in advanced discussions to resolve this matter.
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
USD LIBOR Cases in MDL Court [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).	The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY).
Information about contingent liabilities that disclosure is not practicable								Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Number of lawsuits with specified damages sought | lawsuits											5
USD LIBOR Cases in MDL Court [Member] | Lawsuits with specified damages sought [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value												£ 1,250.0
USD LIBOR Cases in MDL Court [Member] | Exchange-Based Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								£ 20.0
USD LIBOR Cases in MDL Court [Member] | OTC Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								120.0
USD LIBOR Cases in MDL Court [Member] | Debt Securities Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								7.1
USD LIBOR Cases in MDL Court [Member] | Issued loans linked to USD LIBOR [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								£ 4.0
Foreign Exchange investigations [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2015 Barclays reached settlements with the CFTC, the DoJ, the NYDFS, the Board of Governors of the Federal Reserve System (Federal Reserve) and the FCA (together, the 2015 Resolving Authorities) in relation to investigations into certain sales and trading practices in the Foreign Exchange market. In connection with these settlements, Barclays paid total penalties of approximately $2.38bn and agreed to undertake certain remedial actions. Under the plea agreement with the DoJ, which was approved by the US District Court for the District of Connecticut in January 2017, Barclays PLC agreed to a term of probation of three years. Barclays also continues to provide relevant information to certain of the 2015 Resolving Authorities.	In 2015 Barclays reached settlements with the CFTC, the DoJ, the NYDFS, the Board of Governors of the Federal Reserve System (Federal Reserve) and the FCA (together, the 2015 Resolving Authorities) in relation to investigations into certain sales and trading practices in the Foreign Exchange market. In connection with these settlements, Barclays paid total penalties of approximately $2.38bn and agreed to undertake certain remedial actions. Under the plea agreement with the DoJ, which was approved by the US District Court for the District of Connecticut in January 2017, Barclays PLC agreed to a term of probation of three years. Barclays also continues to provide relevant information to certain of the 2015 Resolving Authorities.
Information about contingent liabilities that disclosure is not practicable								Aside from the settlements described above, Barclays does not expect the financial impact of the matters described above to be material to the Group’s operating results, cash flows or financial position.	Aside from the settlements described above, Barclays does not expect the financial impact of the matters described above to be material to the Group’s operating results, cash flows or financial position.
Losses on litigation settlements											£ 2,380.0
Number of years probation			3 years
Provisions recognised							£ 240.0
Foreign Exchange investigations [Member] | Fines settlement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			£ 210.0
Foreign Exchange investigations [Member] | Violation of NPA [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			£ 27.0
Foreign Exchange investigations [Member] | Disgorgement and restitution settlement [member]
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value								£ 12.9
Civil actions in respect of Foreign Exchange [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								Following settlement of certain investigations referred to above in ‘Foreign Exchange Investigations’ a number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against Barclays and other banks in relation to Foreign Exchange or may do so in the future. Certain of these cases have been dismissed, settled or settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims).	Following settlement of certain investigations referred to above in ‘Foreign Exchange Investigations’ a number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against Barclays and other banks in relation to Foreign Exchange or may do so in the future. Certain of these cases have been dismissed, settled or settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims).
Information about contingent liabilities that disclosure is not practicable								Aside from the settlements described above, Barclays does not expect the financial impact of the matters described above to be material to the Group’s operating results, cash flows or financial position.	Aside from the settlements described above, Barclays does not expect the financial impact of the matters described above to be material to the Group’s operating results, cash flows or financial position.
Consolidated FX Action [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements											£ 384.0
US residential and commercial mortgage-related activity and litigation [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								There are various pending civil actions relating to US Residential Mortgage-Backed Securities (RMBS). Barclays was the sole provider of various loan-level representations and warranties (R&Ws) with respect to approximately $5bn of Barclays sponsored securitisations. In addition, an entity that Barclays acquired in 2007 (Acquired Subsidiary) provided R&Ws on $19.4bn of loans it sold to third parties. There are no stated expiration provisions applicable to most R&Ws made by Barclays or the Acquired Subsidiary. Under certain circumstances, Barclays and/or the Acquired Subsidiary may be required to repurchase the related loans or make other payments related to such loans if the R&Ws are breached.	There are various pending civil actions relating to US Residential Mortgage-Backed Securities (RMBS). Barclays was the sole provider of various loan-level representations and warranties (R&Ws) with respect to approximately $5bn of Barclays sponsored securitisations. In addition, an entity that Barclays acquired in 2007 (Acquired Subsidiary) provided R&Ws on $19.4bn of loans it sold to third parties. There are no stated expiration provisions applicable to most R&Ws made by Barclays or the Acquired Subsidiary. Under certain circumstances, Barclays and/or the Acquired Subsidiary may be required to repurchase the related loans or make other payments related to such loans if the R&Ws are breached.
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	It is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
US residential and commercial mortgage-related activity and litigation [Member] | Originated and sold to third parties by Acquired Subsidiary [Member] | RMBS Repurchase Requests [Member]
Disclosure of contingent liabilities [line items]
Revenue														£ 19,400.0
Original unpaid principal balance at time of sale								£ 2,100.0
US residential and commercial mortgage-related activity and litigation [Member] | Sponsored securitisations [Member] | RMBS Repurchase Requests [Member]
Disclosure of contingent liabilities [line items]
Revenue														£ 5,000.0
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2014, the New York State Attorney General (NYAG) filed a complaint (NYAG Complaint) against Barclays PLC and BCI in the Supreme Court of the State of New York alleging, amongst other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, Barclays’ SEC-registered alternative trading system (ATS). In February 2016, Barclays reached settlement agreements with the SEC and NYAG, which required Barclays to pay $35m to each. Following the filing of the NYAG Complaint, Barclays PLC and BCI were also named in a putative shareholder securities class action. The parties have agreed to a settlement of this action for $27m, which has received final court approval.	In 2014, the New York State Attorney General (NYAG) filed a complaint (NYAG Complaint) against Barclays PLC and BCI in the Supreme Court of the State of New York alleging, amongst other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, Barclays’ SEC-registered alternative trading system (ATS). In February 2016, Barclays reached settlement agreements with the SEC and NYAG, which required Barclays to pay $35m to each. Following the filing of the NYAG Complaint, Barclays PLC and BCI were also named in a putative shareholder securities class action. The parties have agreed to a settlement of this action for $27m, which has received final court approval.
Information about contingent liabilities that disclosure is not practicable								Aside from the settlements described above, there is no financial impact on Barclays’ operating results, cash flows or financial position.	Aside from the settlements described above, there is no financial impact on Barclays’ operating results, cash flows or financial position.
Alternative trading systems and high-frequency trading [Member] | Securities and Exchange Commission [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $									$ 27
Alternative trading systems and high-frequency trading [Member] | Securities and Exchange Commission [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				£ 35.0
Alternative trading systems and high-frequency trading [Member] | New York Attorney General [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $									$ 27
Alternative trading systems and high-frequency trading [Member] | New York Attorney General [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				£ 35.0
Civil actions in respect of the US Anti-Terrorism Act [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								Civil complaints against Barclays Bank PLC and other banks allege engagement in a conspiracy and violation of the US Anti-Terrorism Act (ATA). These include various civil complaints filed in the US Federal Courts in the EDNY and SDNY by separate groups of plaintiffs (aggregating over 4,000) alleging that Barclays Bank PLC and a number of other banks engaged in a conspiracy and violated the ATA by facilitating US dollar denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs’ family members. The plaintiffs seek to recover for pain, suffering and mental anguish pursuant to the provisions of the ATA, which allows for the tripling of any proven damages and attorneys' fees. In respect of a motion by defendants to dismiss one of the complaints, in July 2018, a magistrate judge (to whom the court referred the motion) issued a recommendation that the motion be denied; the defendants objected to that recommendation; and the motion is pending before the court. In respect of another complaint, the defendants’ motion to dismiss was granted in March 2019, but the plaintiffs have moved to file an amended complaint.	Civil complaints against Barclays Bank PLC and other banks allege engagement in a conspiracy and violation of the US Anti-Terrorism Act (ATA). These include various civil complaints filed in the US Federal Courts in the EDNY and SDNY by separate groups of plaintiffs (aggregating over 4,000) alleging that Barclays Bank PLC and a number of other banks engaged in a conspiracy and violated the ATA by facilitating US dollar denominated transactions for the Government of Iran and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs’ family members. The plaintiffs seek to recover for pain, suffering and mental anguish pursuant to the provisions of the ATA, which allows for the tripling of any proven damages and attorneys' fees. In respect of a motion by defendants to dismiss one of the complaints, in July 2018, a magistrate judge (to whom the court referred the motion) issued a recommendation that the motion be denied; the defendants objected to that recommendation; and the motion is pending before the court. In respect of another complaint, the defendants’ motion to dismiss was granted in March 2019, but the plaintiffs have moved to file an amended complaint.
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Portuguese Competition Authority investigation [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								The Portuguese Competition Authority is investigating whether competition law was infringed by the exchange of information about retail credit products amongst 15 banks in Portugal, including Barclays, over a period of 11 years with particular reference to mortgages, consumer lending and lending to small and medium enterprises. Barclays is cooperating with the investigation.	The Portuguese Competition Authority is investigating whether competition law was infringed by the exchange of information about retail credit products amongst 15 banks in Portugal, including Barclays, over a period of 11 years with particular reference to mortgages, consumer lending and lending to small and medium enterprises. Barclays is cooperating with the investigation.
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the action described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.	It is not currently practicable to provide an estimate of the financial impact of the action described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Period under investigation of competition law infringment								11 years	11 years
BDC Finance LLC [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement) when it failed to transfer approximately $40m of alleged excess collateral in response to BDC’s 2008 demand (Demand).	In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the NY Supreme Court alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (collectively, the Agreement) when it failed to transfer approximately $40m of alleged excess collateral in response to BDC’s 2008 demand (Demand).
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. BDC has made claims against Barclays totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. This amount does not necessarily reflect Barclays’ potential financial exposure if a ruling were to be made against it.	It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. BDC has made claims against Barclays totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. This amount does not necessarily reflect Barclays’ potential financial exposure if a ruling were to be made against it.
Alleged excess collateral in response to demand													£ 40.0
Litigation settlements approved, value													£ 298.0
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax [Member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. Barclays has appealed HMRC’s decision to the First Tier Tribunal (Tax Chamber).	In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. Barclays has appealed HMRC’s decision to the First Tier Tribunal (Tax Chamber).
Loss Contingency, Damages Sought, claimed amounts, Value	£ 53.0
Information about contingent liabilities that disclosure is not practicable								The total amount of the HMRC assessments is approximately £181m, inclusive of interest.	The total amount of the HMRC assessments is approximately £181m, inclusive of interest.
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax [Member] | Barclays UK PLC [member] | Barclays PLC [member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value	£ 128.0